Derivative Financial Instruments - Foreign exchange (Details) € in Thousands, $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) contract	Jun. 30, 2019 USD ($)	Jun. 30, 2020 SGD ($) $ / € $ / $	Jun. 30, 2020 EUR (€) $ / € $ / $
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts held for trading
Unrealized gain (loss) on derivatives held for trading	$ 401	$ 466	$ (69)	$ 356
Forward foreign exchange contracts held for trading | EUR
Forward foreign exchange contracts held for trading
Notional Amount | €						€ 9,600
Forward foreign exchange contracts held for trading | SGD
Forward foreign exchange contracts held for trading
Notional Amount					$ 750
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.1350/1.1456 | EUR
Forward foreign exchange contracts held for trading
Trade date			Dec 2019
Number of contracts | contract			6
Settlement Date			Jul 2020 - Dec 2020
Notional Amount | €						€ 9,600
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.1350/1.1456 | EUR | Minimum
Forward foreign exchange contracts held for trading
Fixed Exchange Rate | $ / €					1.1350	1.1350
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.1350/1.1456 | EUR | Maximum
Forward foreign exchange contracts held for trading
Fixed Exchange Rate | $ / €					1.1456	1.1456
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.3549 | SGD
Forward foreign exchange contracts held for trading
Trade date			Dec 2019
Number of contracts | contract			3
Settlement Date			Jul 2020 - Sep 2020
Fixed Exchange Rate | $ / $					1.3549	1.3549
Notional Amount					$ 750